Nature of the Business	9 Months Ended
Sep. 30, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of the Business

1. Nature of the Business

Nightstar Therapeutics plc (the “Company”) is a clinical-stage gene therapy company focused on developing and commercializing novel one-time treatments for patients suffering from rare inherited retinal diseases that would otherwise progress to blindness. The Company is developing a pipeline of proprietary product candidates that are designed to substantially modify or halt the progression of inherited retinal diseases for which there are no currently approved treatments. The Company’s lead product candidate, NSR-REP1, for the treatment of choroideremia (“CHM”) is in Phase 3 clinical development. The Company’s second product candidate, NSR-RPGR, is expected to begin Phase 2/3 clinical development for the treatment of X-linked retinitis pigmentosa by the end of 2018. The Company also has product candidates in preclinical development for a number of inherited retinal diseases for which there are no approved treatments such as Stargardt disease and Best vitelliform macular dystrophy.

The Company is a public limited company incorporated in England and Wales. On October 2, 2017 the Company completed its initial public offering (“IPO”) of American Depositary Shares (“ADSs”). In the IPO, the Company sold an aggregate of 6,164,000 ADSs representing the same number of ordinary shares at a public offering price of $14.00 per ADS. Net proceeds were approximately $77.4 million, after deducting underwriting discounts and commissions and offering expenses paid by the Company. As described in Note 16, in October 2018, the Company completed a follow-on public offering of 4,600,000 ADSs resulting in estimated net proceeds of approximately $77.1 million.

Prior to its IPO in October 2017, the Company historically conducted its business through NightstaRx Limited (“NSL”) and its U.S. subsidiary, Nightstar, Inc. (“NSI”) and therefore the historical consolidated financial statements previously presented the consolidated results of operations of NSL. Following the completion of the Company’s IPO in October 2017, the consolidated financial statements present the consolidated results of operations of Nightstar Therapeutics plc.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, the timelines for clinical development and the results of our clinical trials, compliance with government regulations, receipt of regulatory approval for the Company’s product candidates, uncertainty of market acceptance of the Company’s products, securing reimbursement from government or third-party payors, procuring adequate supplies of the Company’s  products and product candidates that comply with current good manufacturing practices and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure, and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from its product sales.

The Company has funded its operations primarily from the sale of its ADSs and ordinary shares. The Company has incurred recurring losses since its inception, including net losses of $6.0 million and $8.2 million for the three months ended September 30, 2018 and 2017, respectively, and $28.5 million and $15.9 million for the nine months ended September 30, 2018 and 2017, respectively. In addition, as of September 30, 2018 and December 31, 2017, the Company had an accumulated deficit of $90.5 million and $62.0 million, respectively. The Company expects to continue to generate operating losses for the foreseeable future. As of September 30, 2018, the Company had cash, cash equivalents and marketable securities on hand of $100.8 million. As further described in Note 16, in October 2018 the Company completed a follow-on offering of 4.6 million ADSs, resulting in estimated net proceeds of approximately $77.1 million. The Company believes the cash, cash equivalents and marketable securities on hand at September 30, 2018 of $100.8 million and the proceeds received from the follow-on offering of its ADSs in October 2018 will be sufficient to fund the Company’s operations for at least 12 months from the issuance date of these financial statements. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurances, however, that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all.